DAIMLER TRUCKS RE
T
AI
L
TRUST 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Dates
31-Jan-2023
Actual/360 Days
29
30/360 Days
30
15-Feb-2023
15-Feb-2023
Collection Period No.
35
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jan-2023
13-Feb-2023
14-Feb-2023
15-Feb-2023
17-Jan-2023
15-Jan-2023
Summary
Beginning
Balance
0.00
0.00
0.00
63,885,565.07
Principal
Payment
0.00
0.00
0.00
14,538,957.94
Ending
Balance
0.00
0.00
0.00
49,346,607.13
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
170.235442
Initial
Balance
200,000,000.00
384,000,000.00
336,000,000.00
85,405,000.00
Note
Factor
0.000000
0.000000
0.000000
0.577795
63,885,565.07
49,346,607.13
14,538,957.94
T
otal Note Balance
1,005,405,000.00
Overcollateralization
Pool Balance
94,600,482.04
158,486,047.1
1
94,600,482.04
143,947,089.17
94,600,605.11
1,100,005,605.1
1
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.60%
8.60%
8.60%
94,600,605.11
94,600,482.04
94,600,482.04
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
1.140000%
1.220000%
1.370000%
Interest per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
0.854002
Interest & Principal
Payment
0.00
0.00
0.00
14,611,893.96
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
171.089444
Interest Payment
0.00
0.00
0.00
72,936.02
14,61
1,893.96
T
otal
72,936.02

DAIMLER TRUCKS RE
T
AI
L
TRUST 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
15,260,405.31
0.00
15,260,405.31
14,228,954.95
773,060.08
142,996.31
66,937.02
0.00
0.00
48,456.95
72,936.02
0.00
0.00
14,538,957.94
0.00
0.00
516,439.64
T
otal Distribution
15,260,405.31
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees an
d
Asset Representation Reviewer fees not
previously paid under (2)
(9) Excess Collections to Certificateholders
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed t
o
Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributabl
e
Amount
132,071.71
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
132,071.71
0.00
0.00
0.00
132,071.71
0.00
72,936.02
0.00
0.00
0.00
72,936.02
72,936.02
0.00
0.00
0.00
72,936.02
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
72,936.02
72,936.02
0.00
Interest Distributabl
e
Amount
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
14,538,957.94
0.00
0.00
0.00
14,538,957.94
Aggregate Principal Distributabl
e
Amount
14,538,957.94
14,538,957.94
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,750,014.01
2,750,014.01
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
8,535.43
39,921.52
0.00
8,535.43
8,535.43
0.00
48,456.95
2,750,014.01
0.00
Notice to Investors
Note:
Daimler Truck Financial Services USA
LLC, as Servicer, has elected to exercise its option under Section 8.01 of the Sale and Servicin
g
Agreement to purchase the Trust Estate (other
than th
e
Accounts) immediately after giving effect to the monthly payment of principal and interest on February
15, 2023 (the “Redemption Date”) and has deposited $49,346,607.13 into the Note Paymen
t
Account to redeem the balance of the Clas
s
A-4 notes.
Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the Redemption
Date.

DAIMLER TRUCKS RE
T
AI
L
TRUST 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Pool Statistics
Pool Data
5.65%
20.14
44.93
Cutoff Date Pool Balance
Amount
1,100,005,605.11
Pool Balance beginning of Collection Period
158,486,047.11
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
143,947,089.17
2,432
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
10,367,621.88
3,861,333.07
0.00
310,002.99
Pool Factor
13.09%
5.51%
42.36
14.06
2,580
Number of Receivables
7,952

DAIMLER TRUCKS RE
T
AI
L
TRUST 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
2,432
99.09%
0.69%
0.19%
0.03%
100.00%
142,643,477.96
995,972.88
271,525.51
36,112.82
143,947,089.17
2,386
33
10
3
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
9.700%
60+ Delinquency Receivables to EOP
Pool Balance
0.21%
Delinquency Trigger
occurred
No
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Principal Gross Losses
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
100,600.85
3,867,040.93
A
verage Net Credit Loss/(Gain)
0.352
%
Amount
310,002.99
145,136.25
64,265.89
Number of Receivables
8
Number of Receivables
237
Amount
17,186,564.93
6,456,652.68
6,862,871.32
Current
Cumulative
16,316.63
Four Mont
h
A
verage
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
0.798%
0.047%
(0.539%)
(1.260%)
(0.238%)
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AI
L
TRUST 2020-1
Investor Report
Collection Period Ended

Amounts in USD
31-Jan-2023
T
otal Pool
Cumulative Loss
Delinquncies
Lifetime
91+
CPR
Pd.
Gross
Net
31-60
61-90
1
0.09%
0.04%
0.87%
0.10%
2
0.17%
0.07%
0.42%
0.53%
3
0.24%
0.10%
0.45%
0.17%
4
0.36%
0.18%
0.12%
0.16%
5
0.46%
0.22%
0.21%
0.07%
6
0.53%
0.25%
0.24%
0.09%
7
0.55%
0.25%
0.22%
0.14%
8
0.61%
0.26%
0.25%
0.02%
9
0.74%
0.35%
0.48%
0.05%
10
0.80%
0.36%
0.46%
0.08%
11
0.88%
0.37%
0.23%
0.21%
12
0.90%
0.38%
0.29%
0.03%
13
0.98%
0.41%
0.32%
0.04%
14
1.01%
0.40%
0.24%
0.05%
15
1.04%
0.40%
0.27%
0.02%
16
1.08%
0.38%
0.15%
0.17%
17
1.18%
0.45%
0.14%
0.05%
18
1.26%
0.48%
0.17%
0.04%
19
1.29%
0.42%
0.21%
0.06%
20
1.30%
0.40%
0.27%
0.03%
21
1.33%
0.37%
0.32%
0.07%
22
1.37%
0.39%
0.19%
0.11%
23
1.40%
0.40%
0.22%
0.02%
24
1.41%
0.41%
0.45%
0.04%
25
1.41%
0.37%
0.33%
0.04%
26
1.43%
0.37%
0.23%
0.01%
27
1.43%
0.37%
0.84%
0.03%
28
1.46%
0.37%
0.31%
0.07%
29
1.48%
0.37%
0.26%
0.07%
30
1.50%
0.37%
0.11%
0.07%
31
1.51%
0.37%
0.34%
0.01%
32
1.52%
0.35%
0.42%
0.11%
33
1.53%
0.34%
0.44%
0.06%
34
1.53%
0.34%
0.60%
0.09%
35
1.56%
0.35%
0.69%
0.19%
-
%
11.94%
0.10%
8.96%
0.10%
6.82%
0.06%
8.14%
0.11%
9.86%
0.05%
9.58%
0.05%
10.31%
0.14%
10.53%
0.02%
10.33%
0.03%
11.60%
0.01%
11.88%
0.02%
11.58%
0.01%
12.62%
0.01%
12.69%
0.04%
12.52%
0.01%
13.16%
-
%
13.78%
0.01%
14.32%
0.01%
14.38%
0.03%
15.55%
0.01%
15.52%
0.05%
15.94%
0.04%
15.90%
0.01%
15.57%
0.02%
15.73%
-
%
15.65%
0.01%
15.93%
0.01%
15.77%
0.06%
15.37%
0.05%
15.47%
0.04%
15.43%
-
%
15.02%
0.03%
14.93%
0.05%
14.94%
0.03%
15.21%